Related Party Transactions	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Note 6: Related Party Transactions

The Company entered into a five year lease agreement with a related party to lease office space, effective February 1, 2014. The lease requires monthly payments of $4,500. The lease is subject to renewal upon expiration. In accordance with the lease terms, the Company made a security deposit that totaled $18,000.